Income taxes - Tax Effect on Significant Portions of Deferred Tax Assets and Deferred Tax Liabilities (Detail) - CAD CAD in Thousands	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets:
Non-capital loss, investment tax credits, currently non-deductible interest expenses, and financing costs	CAD 412,327	CAD 459,436
Pension and OPEB	54,744	57,751
Acquisition-related costs	2,008	3,612
Environmental obligation	18,570	25,683
Reserves and other non-deductible costs	38,453	11,390
Regulatory liabilities	193,942	76,315
Other	20,555	14,374
Total deferred income tax assets	740,599	648,561
Less valuation allowance	(15,486)	(21,656)
Total deferred tax assets	725,113	626,905
Deferred tax liabilities:
Property, plant and equipment	(838,110)	(562,124)
Intangible assets	(8,067)	(8,035)
Outside basis in partnership	(157,463)	(187,717)
Regulatory accounts	(143,090)	(108,506)
Financial derivatives	(1,230)	(17,649)
Other	0	(1,008)
Total deferred tax liabilities	(1,147,960)	(885,039)
Net deferred tax liabilities	(422,847)	(258,134)
Deferred tax assets	76,972	30,005
Deferred tax liabilities	CAD (499,819)	CAD (288,139)